================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                    FORM N-Q

                                ----------------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                               OPTIQUE FUNDS, INC.
               (Exact name of registrant as specified in charter)

                                ----------------

                            222 East Erie, Suite 500
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)

                                 Colette Wallner
                           Optique Capital Management
                            222 East Erie, Suite 500
                               Milwaukee, WI 53202
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

LARGE CAP VALUE FUND

     NUMBER
   OF SHARES                                                                       VALUE
---------------                                                                 -----------
                   COMMON STOCK - 81.84%
                   AEROSPACE & DEFENSE - 1.70%
          2,680    General Dynamics Corp. ..................................    $   148,445
                                                                                -----------
                   AUTOMOBILES - 1.29%
          1,340    Toyota Motor Corp. ADR ..................................        112,801
                                                                                -----------
                   BANKS - 5.87%
         10,320    Bank of America Corp. ...................................        152,633
          4,975    BB&T Corp. ..............................................        113,828
          4,835    US Bancorp ..............................................         98,682
          6,045    Wells Fargo & Co. .......................................        147,861
                                                                                -----------
                                                                                    513,004
                                                                                -----------
                   BASIC - CHEMICAL - 1.31%
          5,405    Dow Chemical Co. ........................................        114,424
                                                                                -----------
                   BASIC - PAPER - 0.89%
          4,135    International Paper Co. .................................         77,779
                                                                                -----------
                   CONSUMER DISCRETIONARY - 0.95%
          6,430    Newell Rubbermaid, Inc. .................................         82,754
                                                                                -----------
                   CONSUMER STAPLES - 6.99%
         10,640    SUPERVALU, Inc. .........................................        157,791
          6,355    Sysco Corp. .............................................        150,995
          5,618    Unilever PLC ADR ........................................        148,034
          3,085    Wal-Mart Stores, Inc. ...................................        153,880
                                                                                -----------
                                                                                    610,700
                                                                                -----------
                   DIVERSIFIED MANUFACTURING - 4.18%
          2,985    Eaton Corp. .............................................        154,981
         15,700    General Electric Co. ....................................        210,380
                                                                                -----------
                                                                                    365,361
                                                                                -----------
                   ENERGY - 14.67%
          1,555    Anadarko Petroleum Corp. ................................         74,951
          1,340    Apache Corp. ............................................        112,493
          3,520    Baker Hughes, Inc .......................................        142,560
          3,685    Chevron Corp. ...........................................        255,997
          4,215    ConocoPhillips ..........................................        184,238
          1,290    Devon Energy Corp. ......................................         74,936
          2,680    Exxon Mobil Corp. .......................................        188,645
          4,670    Marathon Oil Corp. ......................................        150,607
          1,355    Occidental Petroleum Corp. ..............................         96,666
                                                                                -----------
                                                                                  1,281,093
                                                                                -----------
                   FINANCIAL - 7.31%
          1,780    Franklin Resources, Inc. ................................        157,850
            605    Goldman Sachs Group, Inc. ...............................         98,796
          5,070    JPMorgan Chase & Co. ....................................        195,956
          1,805    Northern Trust Corp. ....................................        107,957
          1,540    State Street Corp. ......................................         77,462
                                                                                -----------
                                                                                    638,021
                                                                                -----------
                   HEALTH CARE - 5.61%
          4,200    Eli Lilly & Co. .........................................        146,538
          4,935    Merck & Co., Inc. .......................................        148,099
         12,275    Pfizer, Inc. ............................................        195,541
                                                                                -----------
                                                                                    490,178
                                                                                -----------

     NUMBER
   OF SHARES                                                                       VALUE
---------------                                                                 -----------
                   HOUSEHOLD PRODUCTS - 3.11%
          2,490    Kimberly-Clark Corp. ....................................    $   145,540
          2,270    Procter & Gamble Co. ....................................        126,008
                                                                                -----------
                                                                                    271,548
                                                                                -----------
                   INSURANCE - 5.21%
          4,170    Chubb Corp. .............................................        192,571
          3,245    MetLife, Inc. ...........................................        110,168
          3,545    Travelers, Inc. .........................................        152,683
                                                                                -----------
                                                                                    455,422
                                                                                -----------
                   MEDICAL PRODUCTS & SERVICES - 3.00%
          3,850    GlaxoSmithKline PLC ADR .................................        147,417
          2,465    Zimmer Holdings, Inc. * .................................        114,869
                                                                                -----------
                                                                                    262,286
                                                                                -----------
                   PRINTING & PUBLISHING - 3.30%
          6,605    Gannett Co., Inc. .......................................         46,235
          5,320    Time Warner, Inc. .......................................        141,831
          3,970    Walt Disney Co. .........................................         99,727
                                                                                -----------
                                                                                    287,793
                                                                                -----------
                   PROFESSIONAL SERVICES - 1.22%
          3,030    Accenture Ltd., Class A .................................        106,262
                                                                                -----------
                   RAILROADS - 0.82%
          1,655    Norfolk Southern Corp. ..................................         71,579
                                                                                -----------
                   REAL ESTATE INVESTMENT TRUSTS - 0.45%
          4,155    Duke Realty Corp. .......................................         39,431
                                                                                -----------
                   TECHNOLOGY - 4.21%
          6,570    Cisco Systems, Inc. * ...................................        144,606
          4,910    Electronic Arts, Inc. * .................................       105,417
          4,205    Sony Corp. ADR ..........................................        117,572
                                                                                -----------
                                                                                    367,595
                                                                                -----------
                   TELEPHONES & TELECOMMUNICATIONS - 4.80%
          9,635    AT&T, Inc. ..............................................        252,726
          5,200    Verizon Communications, Inc. ............................        166,764
                                                                                -----------
                                                                                    419,490
                                                                                -----------
                   UTILITIES - 4.95%
          9,500    Duke Energy Corp. .......................................        147,060
         10,960    NiSource, Inc. ..........................................        141,274
          4,080    SCANA Corp. .............................................        144,228
                                                                                -----------
                                                                                    432,562
                                                                                -----------
                   TOTAL COMMON STOCK
                   (Cost $ 7,583,736) ......................................      7,148,528
                                                                                -----------
                   SHORT-TERM INVESTMENTS - 21.19%
      1,299,615    SSGA Money Market Fund, 0.110% ** .......................      1,299,615
        551,329    SSGA U.S. Government Money Market Fund,
                   0.000% **................................................        551,329
                                                                                -----------


                   TOTAL SHORT-TERM INVESTMENTS
                   (Cost $ 1,850,944) ......................................      1,850,944
                                                                                -----------
                   TOTAL INVESTMENTS - 103.03%
                   (Cost $9,434,680)+ ......................................    $ 8,999,472
                                                                                ===========

SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

LARGE CAP VALUE FUND

PERCENTAGES ARE BASED ON NET ASSETS OF $8,734,820.

*     - NON-INCOME PRODUCING SECURITY.

**    - THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

ADR   - AMERICAN DEPOSITARY RECEIPT

LTD.  - LIMITED

PLC   - PUBLIC LIMITED COMPANY

SSGA  - STATE STREET GLOBAL ADVISORS

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $9,434,680, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $727,764 AND ($1,162,972), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value:

Large Cap Value Fund

                                                    Level 1      Level 2    Level 3       Total
----------------------------------------------    -----------    -------    -------    -----------
Investments in Securities
  Common Stock ...............................    $ 7,148,528    $    --    $    --    $ 7,148,528
  Short-Term Investments .....................      1,850,944         --         --      1,850,944
                                                  -----------    -------    -------    -----------
Total Investments in Securities ..............    $ 8,999,472    $    --    $    --    $ 8,999,472
                                                  ===========    =======    =======    ===========

OPT-QH-002-0500

SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

     NUMBER
   OF SHARES                                                                       VALUE
---------------                                                                 -----------
                   COMMON STOCK - 96.32%
                   AEROSPACE & DEFENSE - 1.56%
          1,095    AAR Corp. * .............................................    $    20,947
                                                                                -----------
                   BANKS - 11.82%
            966    Chemical Financial Corp. ................................         20,991
          1,620    Columbia Banking System, Inc. ...........................         19,667
          1,055    First Midwest Bancorp, Inc. .............................          8,820
          1,815    Old National Bancorp ....................................         20,510
            860    SCBT Financial Corp. ....................................         22,093
          2,170    Susquehanna Bancshares, Inc. ............................         11,414
          1,155    TCF Financial Corp. .....................................         16,332
          1,820    Webster Financial Corp. .................................         20,584
          2,120    Whitney Holding Corp. ...................................         18,571
                                                                                -----------
                                                                                    158,982
                                                                                -----------
                   BASIC - CHEMICAL - 1.51%
          1,470    Olin Corp. ..............................................         20,271
                                                                                -----------
                   BUSINESS SERVICES - 1.66%
          3,045    Steelcase, Inc., Class A ................................         22,289
                                                                                -----------
                   CONSUMER STAPLES - 6.25%
            620    BJ's Wholesale Club, Inc * ..............................         20,677
            775    Corn Products International, Inc. .......................         21,700
            645    Nash Finch Co. ..........................................         19,801
          3,350    Prestige Brands Holdings, Inc. * ........................         21,876
                                                                                -----------
                                                                                     84,054
                                                                                -----------
                   DIVERSIFIED MANUFACTURING - 8.81%
            290    Ameron International Corp. ..............................         21,611
            735    CIRCOR International, Inc ...............................         16,949
            800    Cliffs Natural Resources, Inc ...........................         21,912
            690    Gardner Denver, Inc. * ..................................         20,141
            570    LB Foster Co., Class A * ................................         17,100
            990    Robbins & Myers, Inc ....................................         20,721
                                                                                -----------
                                                                                    118,434
                                                                                -----------
                   ENERGY - 6.37%
            465    Lufkin Industries, Inc. .................................         21,111
            260    SEACOR Holdings, Inc. * .................................         20,665
            935    St. Mary Land & Exploration Co. .........................         22,318
          1,095    Swift Energy Co. * ......................................         21,572
                                                                                -----------
                                                                                     85,666
                                                                                -----------
                   FINANCIAL - 1.51%
            785    Federated Investors, Inc, Class B .......................         20,355
                                                                                -----------
                   HEALTH CARE - 1.49%
          1,500    Biovail Corp. ...........................................         20,085
                                                                                -----------
                   INDUSTRIAL DISTRIBUTION - 1.40%
            760    WESCO International, Inc. * .............................         18,764
                                                                                -----------
                   INSURANCE - 4.06%
          1,815    Horace Mann Educators Corp. .............................         20,600
          1,640    Old Republic International Corp. ........................         16,958
          1,910    Presidential Life Corp. .................................         17,075
                                                                                -----------
                                                                                     54,633
                                                                                -----------

     NUMBER
   OF SHARES                                                                       VALUE
---------------                                                                 -----------
                   LIFE SCIENCES TOOLS & SERVICES - 1.56%
          1,190    PerkinElmer, Inc ........................................    $    20,980
                                                                                -----------
                   MARINE - 3.07%
          1,400    Diana Shipping, Inc .....................................         19,936
            575    Kirby Corp. * ...........................................         21,281
                                                                                -----------
                                                                                     41,217
                                                                                -----------
                   MEDICAL PRODUCTS & SERVICES - 4.52%
          2,620    AMN Healthcare Services, Inc. * .........................         19,073
          1,200    Conmed Corp. * ..........................................         21,096
          1,470    Kindred Healthcare, Inc * ...............................         20,639
                                                                                -----------
                                                                                     60,808
                                                                                -----------
                   MISCELLANEOUS CONSUMER SERVICES - 1.48%
          1,460    Regis Corp. .............................................         19,944
                                                                                -----------
                   PRINTING & PUBLISHING - 8.20%
          1,115    Consolidated Graphics, Inc. * ...........................         20,405
          1,510    Ennis, Inc. .............................................         22,242
          3,120    Gannett Co., Inc. .......................................         21,840
          7,635    Journal Communications, Inc., Class A ...................         21,225
            530    United Stationers Inc. * ................................         24,603
                                                                                -----------
                                                                                    110,315
                                                                                -----------
                   PROFESSIONAL SERVICES - 1.55%
          1,950    Convergys Corp. * .......................................         20,884
                                                                                -----------
                   REAL ESTATE INVESTMENT TRUSTS - 7.54%
          4,160    DCT Industrial Trust, Inc. ..............................         18,970
          1,840    Duke Realty Corp. .......................................         17,461
            935    Healthcare Realty Trust, Inc. ...........................         18,148
          4,330    HRPT Properties Trust ...................................         20,871
          7,420    Strategic Hotels & Resorts, Inc. ........................          8,755
          1,120    Urstadt Biddle Properties, Inc., Class A ................         17,237
                                                                                -----------
                                                                                    101,442
                                                                                -----------
                   RETAIL - 1.35%
            790    Barnes & Noble, Inc. ....................................         18,194
                                                                                -----------
                   SERVICES - 1.50%
          1,080    Red Robin Gourmet Burgers, Inc * ........................         20,218
                                                                                -----------
                   TECHNOLOGY - 8.22%
          2,770    Ixia * ..................................................         20,886
          1,100    Manhattan Associates, Inc * .............................         20,350
          1,560    NCR Corp. * .............................................         20,186
          4,300    Novell, Inc * ...........................................         19,694
            595    SPSS, Inc. * ............................................         29,441
                                                                                -----------
                                                                                    110,557
                                                                                -----------
                   TELEPHONES & TELECOMMUNICATIONS - 1.50%
          1,972    Digi International, Inc. * ..............................         20,134
                                                                                -----------
                   UTILITIES - 9.39%
            675    Allete, Inc. ............................................         21,586
          1,000    Avista Corp. ............................................         18,520
            860    IDACORP, Inc ............................................         23,839
          1,035    Portland General Electric Co. ...........................         19,696
            830    Southwest Gas Corp. .....................................         20,103

SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

     NUMBER
   OF SHARES                                                                       VALUE
---------------                                                                 -----------
                   UTILITIES (CONTINUED)
            680    WGL Holdings, Inc. ......................................    $    22,522
                                                                                -----------
                                                                                    126,266
                                                                                -----------
                   TOTAL COMMON STOCK
                   (Cost $ 1,345,723) ......................................      1,295,439
                                                                                -----------
                   SHORT-TERM INVESTMENTS - 5.93%
         16,434    SSGA Money Market Fund, 0.110% ** .......................         16,434
         63,362    SSGA U.S. Government Money Market Fund,
                   0.000% **................................................         63,362
                                                                                -----------


                   TOTAL SHORT-TERM INVESTMENTS
                   (Cost $ 79,796) .........................................         79,796
                                                                                -----------
                   TOTAL INVESTMENTS - 102.25%
                   (Cost $1,425,519)+ ......................................    $ 1,375,235
                                                                                ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $1,344,978.

*     - NON-INCOME PRODUCING SECURITY.

**    - THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

SSGA  - STATE STREET GLOBAL ADVISORS

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $1,425,519, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $179,472 AND $(229,756), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value:

Small Cap Value Fund

                                                      Level 1      Level 2    Level 3        Total
------------------------------------------------    -----------    -------    -------    ------------
Investments in Securities
  Common Stock .................................    $ 1,295,439    $    --    $    --     $ 1,295,439
  Short-Term Investments .......................         79,796         --         --          79,796
                                                    -----------    -------    -------    ------------
Total Investments in Securities ................    $ 1,375,235    $    --    $    --     $ 1,375,235
                                                    ===========    =======    =======    ============

OPT-QH-003-0500

SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

INTERNATIONAL VALUE FUND

    NUMBER
   OF SHARES                                                                       VALUE
---------------                                                                 -----------
                   FOREIGN STOCK - 92.16%
                   AUSTRALIA - 7.27%
         21,000    AGL Energy Ltd. .........................................    $   260,130
         60,000    Amcor Ltd. ..............................................        246,912
         23,000    Australia & New Zealand Banking Group Ltd. ..............        354,314
          7,500    BHP Billiton Ltd. ADR ...................................        472,200
         50,000    Foster's Group Ltd. .....................................        224,049
        200,000    Macquarie Infrastructure Group ..........................        241,092
         17,000    National Australia Bank Ltd. ............................        343,855
         33,000    Santos Ltd. .............................................        398,351
                                                                                -----------
                                                                                  2,540,903
                                                                                -----------
                   AUSTRIA - 2.45%
          2,900    Mayr-Melnhof Karton AG ..................................        270,454
          8,300    OMV AG ..................................................        327,721
         17,000    Telekom Austria .........................................        258,131
                                                                                -----------
                                                                                    856,306
                                                                                -----------
                   CANADA - 5.98%
         11,300    Biovail Corp. ...........................................        149,991
         10,700    Biovail Corp. ADR .......................................        143,273
          7,700    EnCana Corp. ............................................        411,531
         13,500    Husky Energy, Inc. ......................................        395,847
          5,400    Magna International, Inc., Class A ......................        272,223
          7,700    Royal Bank of Canada ....................................        365,235
          6,000    Toronto-Dominion Bank ...................................        350,254
                                                                                -----------
                                                                                  2,088,354
                                                                                -----------
                   CHINA - 0.67%
        920,000    Sinotrans Ltd., Class H .................................        232,670
                                                                                -----------
                   DENMARK - 1.04%
         17,500    Danske Bank A/S .........................................        362,372
                                                                                -----------
                   FINLAND - 3.42%
         24,000    Ahlstrom Oyj ............................................        284,118
         18,000    Cargotec Corp., B Shares ................................        335,583
         20,000    Nokia ...................................................        264,837
         49,000    Stora Enso, Class R .....................................        309,836
                                                                                -----------
                                                                                  1,194,374
                                                                                -----------
                   FRANCE - 9.09%
          4,600    BNP Paribas .............................................        333,584
          5,400    Carrefour SA ............................................        252,146
          6,800    Cie de Saint-Gobain .....................................        274,279
          6,200    GDF Suez ................................................        235,618
          4,400    Nexans ..................................................        294,502
          4,100    Sanofi-Aventis ..........................................        267,156
          3,300    Schneider Electric ......................................        298,214
          4,500    Societe BIC SA ..........................................        268,371
          5,000    Societe Generale ........................................        319,350
          6,000    Total SA ................................................        330,989
         10,800    Total SA STRIPS * .......................................             31
          6,000    Vinci ...................................................        303,768
                                                                                -----------
                                                                                  3,178,008
                                                                                -----------

                   GERMANY - 7.94%
          2,600    Allianz SE ..............................................        255,083
          5,700    BASF AG .................................................        284,135
          8,800    Celesio AG ..............................................        233,181
          4,800    Deutsche Bank AG ........................................        308,889

    NUMBER
   OF SHARES                                                                       VALUE
---------------                                                                 -----------
                   GERMANY (Continued)
         22,000    Deutsche Telekom AG .....................................    $   280,404
          6,700    E.ON ....................................................        252,293
          6,000    Fresenius Medical Care AG ...............................        274,081
          7,400    Lanxess AG ..............................................        214,024
          4,000    Salzgitter ..............................................        403,493
          3,400    Siemens AG ..............................................        269,941
                                                                                -----------
                                                                                  2,775,524
                                                                                -----------
                   HONG KONG - 6.42%
         65,000    Cheung Kong Infrastructure Holdings Ltd. ................        236,934
         21,700    China Mobile Hong Kong Ltd. .............................        227,919
        464,000    China Petroleum & Chemical Corp., Class H ...............        416,699
         34,900    CLP Holdings Ltd. .......................................        237,318
         54,000    Hang Lung Group Ltd. ....................................        279,753
         26,000    Swire Pacific Ltd., Class A .............................        292,037
        325,000    Techtronic Industries Co. ...............................        269,643
        105,000    Yue Yuen Industrial Holdings ............................        285,192
                                                                                -----------
                                                                                  2,245,495
                                                                                -----------
                   JAPAN - 20.40%
         19,000    Aderans Co. Ltd. ........................................        264,258
         26,000    Asahi Glass Co. Ltd. ....................................        224,508
          7,000    Canon, Inc. .............................................        259,572
          4,300    East Japan Railway Co. ..................................        245,276
          8,000    FUJIFILM Holdings Corp. .................................        259,678
         47,000    Fujitsu Ltd. ............................................        307,096
          9,000    Honda Motor Co. Ltd. ....................................        288,355
             95    Japan Tobacco, Inc ......................................        273,439
         33,000    Kubota Corp. ............................................        295,352
          4,200    Kyocera Corp. ...........................................        336,194
         11,000    Kyushu Electric Power Co., Inc. .........................        235,727
         11,500    Mitsubishi Corp. ........................................        228,321
         60,000    Mitsubishi UFJ Financial Group, Inc. ....................        356,741
         24,000    Namco Bandai Holdings, Inc. .............................        268,249
          6,500    Nippon Telegraph & Telephone Corp. ......................        266,978
         33,000    Nissan Motor Co. Ltd. ...................................        238,847
         27,000    Nomura Holdings, Inc. ...................................        235,128
         44,000    Sompo Japan Insurance, Inc. .............................        290,267
         12,000    Sony Corp. ..............................................        337,203
         54,000    Sumitomo Chemical Co. Ltd. ..............................        266,043
          7,000    Takeda Pharmaceutical Co. Ltd. ..........................        281,632
         24,200    Tanabe Seiyaku Co. Ltd. .................................        286,500
          9,000    Tokyo Electric Power Co., Inc. ..........................        229,266
         12,500    Toyo Suisan Kaisha Ltd. .................................        310,547
          7,000    Toyota Motor Corp. ......................................        293,398
          8,000    Tsuruha Holdings, Inc ...................................        252,114
                                                                                -----------
                                                                                  7,130,689
                                                                                -----------
                   MEXICO - 0.92%
        340,999    Cemex SAB de CV * .......................................        320,652
                                                                                -----------
                   NETHERLANDS - 4.07%
         37,000    Aegon NV ................................................        270,573
          7,400    Heineken Holding NV .....................................        253,367
         10,500    Koninklijke Philips Electronics NV, NY Shares ...........        238,980
         14,500    Royal Dutch Shell PLC, A Shares .........................        379,080

SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

INTERNATIONAL VALUE FUND

    NUMBER
   OF SHARES                                                                       VALUE
---------------                                                                 -----------
                   NETHERLANDS (CONTINUED)
         11,800    TNT .....................................................    $   278,797
                                                                                -----------
                                                                                  1,420,797
                                                                                -----------
                   NORWAY - 0.82%
         33,000    DnB NOR .................................................        285,940
                                                                                -----------
                   SINGAPORE - 1.88%
         44,500    DBS Group Holdings Ltd. .................................        428,321
         79,750    Fraser and Neave Ltd. ...................................        229,508
                                                                                -----------
                                                                                    657,829
                                                                                -----------
                   SPAIN - 2.65%
          6,100    Fomento de Construcciones y Contratas ...................        243,450
         30,000    Gestevision Telecinco SA ................................        340,261
         14,800    Repsol YPF SA ...........................................        341,810
                                                                                -----------
                                                                                    925,521
                                                                                -----------
                   SWEDEN - 2.55%
         67,000    Skandinaviska Enskilda Banken AB, Class A ...............        374,411
         24,000    Telefonaktiebolaget LM Ericsson ADR .....................        233,280
         39,000    Volvo, Class B ..........................................        285,269
                                                                                -----------
                                                                                    892,960
                                                                                -----------
                   SWITZERLAND - 3.00%
          5,700    Nestle SA ...............................................        232,926
          4,900    Novartis AG ADR .........................................        223,538
         33,000    STMicroelectronics ......................................        250,726
          9,000    Swiss Reinsurance .......................................        342,857
                                                                                -----------
                                                                                  1,050,047
                                                                                -----------
                   TAIWAN - 0.71%
         14,300    Chunghwa Telecom Co., Ltd. ADR ..........................        249,678
                                                                                -----------
                   UNITED KINGDOM - 10.88%
          4,700    AstraZeneca PLC .........................................        218,407
         60,000    Barclays PLC ............................................        300,701
         40,000    BP PLC ..................................................        329,714
         15,000    Diageo PLC ..............................................        233,260
         13,400    GlaxoSmithKline PLC .....................................        255,253
         28,000    Hikma Pharmaceuticals PLC ...............................        201,810
         35,000    HSBC Holdings PLC .......................................        351,485
        240,000    Legal & General Group PLC ...............................        256,437
         27,000    National Grid PLC .......................................        249,996
         24,000    Provident Financial PLC .................................        321,093
         35,000    Prudential PLC ..........................................        260,096
         11,000    Unilever PLC ............................................        288,135
         35,000    United Utilities Group PLC ..............................        261,547
        135,000    Vodafone Group PLC ......................................        274,615
                                                                                -----------
                                                                                  3,802,549
                                                                                -----------
                   TOTAL FOREIGN STOCK
                   (Cost $ 31,439,369) .....................................     32,210,668
                                                                                -----------
                   FOREIGN PREFERRED STOCK - 2.28%
                   BRAZIL - 2.28%
         27,000    Cia Vale do Rio Doce, Class A ...........................        463,992
         20,000    Petroleo Brasileiro SA ..................................        335,065
                                                                                -----------
                                                                                    799,057
                                                                                -----------
                   TOTAL FOREIGN PREFERRED STOCK
                   (Cost $ 557,637) ........................................        799,057
                                                                                -----------

    NUMBER
   OF SHARES                                                                       VALUE
---------------                                                                 -----------
                   RIGHTS - 0.00%
                   BELGIUM - 0.00%
         18,500    Fortis, Expires 07/01/14* ...............................    $        --
                                                                                -----------
                   TOTAL RIGHTS
                   (Cost $0) ...............................................             --
                                                                                -----------
                   SHORT-TERM INVESTMENTS - 5.31%
      1,261,685    SSGA Money Market Fund, 0.110% ** .......................      1,261,685
        593,138    SSGA U.S. Government Money Market Fund,
                   0.000% **................................................        593,138
                                                                                -----------

                   TOTAL SHORT-TERM INVESTMENTS
                   (Cost $ 1,854,823) ......................................      1,854,823
                                                                                -----------
                   TOTAL INVESTMENTS - 99.75%
                   (Cost $33,851,829)+ .....................................    $34,864,548
                                                                                ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $34,950,676.

*      - NON-INCOME PRODUCING SECURITY.

**     - THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

ADR    - AMERICAN DEPOSITARY RECEIPT

LTD.   - LIMITED

NY     - NEW YORK

PLC    - PUBLIC LIMITED COMPANY

SSGA   - STATE STREET GLOBAL ADVISORS

STRIPS - SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITY

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $33,851,829, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,527,964 AND $(2,515,245), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

INTERNATIONAL VALUE FUND

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value:

International Value Fund

                                               Level 1      Level 2    Level 3       Total
----------------------------------------    ------------    -------    -------    ------------
Investments in Securities
  Foreign Stock ........................    $ 32,210,668    $    --    $    --    $ 32,210,668
  Foreign Preferred Stock ..............         799,057         --         --         799,057
  Rights ...............................              --         --         --              --
  Short-Term Investments ...............       1,854,823         --         --       1,854,823
                                            ------------    -------    -------    ------------
Total Investments in Securities ........    $ 34,864,548    $    --    $    --    $ 34,864,548
                                            ============    =======    =======    ============

OPT-QH-001-0500

SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

INTERMEDIATE FIXED INCOME FUND

    NUMBER
  OF SHARES                                                                        VALUE
---------------                                                                 -----------
                   SHORT-TERM INVESTMENTS - 101.53%
      3,514,432    SSGA Money Market Fund, 0.110% * ........................    $ 3,514,432
        337,400    SSGA U.S. Government Money Market Fund,
                   Class A, 0.000% *........................................        337,400
                                                                                -----------


                   TOTAL SHORT-TERM INVESTMENTS
                   (Cost $ 3,851,832) ......................................      3,851,832
                                                                                -----------
                   TOTAL INVESTMENTS - 101.53%
                   (Cost $3,851,832)+ ......................................    $ 3,851,832
                                                                                ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $3,793,825.

*     - THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

SSGA  - STATE STREET GLOBAL ADVISORS

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value:

Intermediate Fixed Income Fund

                                                   Level 1      Level 2    Level 3       Total
---------------------------------------------    -----------    -------    -------    -----------
Investments in Securities
  Short-Term Investments ....................    $ 3,851,832    $    --    $    --    $ 3,851,832
                                                 -----------    -------    -------    -----------
Total Investments in Securities .............    $ 3,851,832    $    --    $    --    $ 3,851,832
                                                 ===========    =======    =======    ===========

OPT-QH-004-0500

ITEM 2.  CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    Optique Funds, Inc.

By (Signature and Title)*       /s/ Colette M. Wallner
                                --------------------------------------------
                                Colette M. Wallner, President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Colette M. Wallner
                                --------------------------------------------
                                Colette M. Wallner, President

Date: September 25, 2009

By (Signature and Title)*       /s/ Michael Lawson
                                --------------------------------------------
                                Michael Lawson, Chief Financial Officer

Date: September 25, 2009


* Print the name and title of each signing officer under his or her signature.